Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events [Text Block]
16.	Subsequent Events

On February 24, 2021, the Minnesota Supreme Court overturned a decision by the Court of Appeals that had remanded the air permit back to the MPCA.  The Supreme Court returned the case to the Court of Appeals to resolve items not specifically addressed in the original decision of the Court of Appeals.